Accounting for the Impairment or Disposal of Long-Lived Assets	12 Months Ended
Dec. 31, 2010
ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS
14. ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS
Discontinued Operations
The operating results and gain/(loss) on disposition of real estate for properties sold and held for sale as of March 31, 2011 are reflected in the consolidated statements of operations as discontinued operations. Prior year financial statements have been adjusted for discontinued operations. The proceeds from dispositions of operating properties with no continuing involvement were $29.0 million, $165.6 million and $80.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.
Below is a summary of the results of operations of the properties disposed of through the respective disposition dates (in thousands):

	Year Ended December 31,
	2010	2009	2008
Revenues	$41,004	$60,789	$77,155
Operating expenses	(15,850)	(20,372)	(27,325)
Interest expense	(6,560)	(9,019)	(12,167)
Depreciation and amortization	(10,864)	(12,399)	(16,895)

Income before property dispositions and impairment charges	$7,730	$18,999	$20,768

Included in the discontinued operations above are 32 properties totaling 1.4 million square feet with a net book value of $72.8 million in the Company’s Lehigh/Central PA reportable segment, 14 properties totaling 919,000 square feet with a net book value of $90.1 million in the Company’s South reportable segment, two properties totaling 92,000 square feet with a net book value of $6.2 million in the Company’s Northeast — Other reportable segment, and one property totaling 552,000 square feet with a net book value of $21.5 million in the Company’s Central reportable segment that were sold and held for sale during the three months ended March 31, 2011.
Interest expense is allocated to discontinued operations. The allocation of interest expense to discontinued operations was based on the ratio of net assets sold (without continuing involvement) to the sum of total net assets plus consolidated debt.
Asset Impairment
During the years ended December 31, 2010, 2009 and 2008, the Company recognized impairment losses of $957,000, $9.5 million (Excludes $94.5 million impairment charges recognized in 2009 related to investments in unconsolidated joint ventures and goodwill. See Note 2.) and $3.1 million, respectively. The impairment losses are for operating properties or land parcels and were in the reportable segments and for the amounts as indicated below (amounts in thousands):

	Year Ended December 31,
Reportable Segment	2010		2009	2008
Southeastern PA	$(52	)(1)	$—	$957
Lehigh/Central PA	—		113	—
Northeast — Other	—		1,138	—
Central	511		837	1,490
South	121		4,284	629
Metro	377		3,137	—

Total	$957		$9,509	$3,076

(1)	Represents recovery of estimated sales costs on properties sold.
Impairment losses of $327,000 were recognized in the fourth quarter of 2010.
For the year ended December 31, 2010, $579,000 in impairments related to properties sold were included in the caption discontinued operations in the Company’s consolidated statement of operations and $378,000 in impairments were included in the caption impairment charges – investment in unconsolidated joint ventures and other in the Company’s consolidated statement of operations. For the year ended December 31, 2009, $5.8 million in impairments related to properties sold were included in the caption discontinued operations in the Company’s consolidated statement of operations and $3.7 million in impairment was included in the caption impairment charges – investment in unconsolidated joint ventures and other in the Company’s consolidated statement of operations. For the year ended December 31, 2008, $3.1 million in impairment related to properties sold was included in the caption discontinued operations in the Company’s statement of operations. The Company determined these impairments through a comparison of the aggregate future cash flows (including quoted offer prices) to be generated by the properties to the carrying value of the properties. The Company has evaluated each of the properties and land held for development and has determined that there are no additional valuation adjustments necessary at December 31, 2010.

LIBERTY PROPERTY LIMITED PARTNERSHIP
ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS
12. ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS
Discontinued Operations
The operating results and gain/(loss) on disposition of real estate for properties sold and held for sale as of March 31, 2011 are reflected in the consolidated statements of operations as discontinued operations. Prior year financial statements have been adjusted for discontinued operations. The proceeds from dispositions of operating properties with no continuing involvement were $29.0 million, $165.6 million and $80.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.
Below is a summary of the results of operations of the properties disposed of through the respective disposition dates (in thousands):

	Year Ended December 31,
	2010	2009	2008
Revenues	$41,004	$60,789	$77,155
Operating expenses	(15,850)	(20,372)	(27,325)
Interest expense	(6,560)	(9,019)	(12,167)
Depreciation and amortization	(10,864)	(12,399)	(16,895)

Income before property dispositions and impairment charges	$7,730	$18,999	$20,768

Included in the discontinued operations above are 32 properties totaling 1.4 million square feet with a net book value of $72.8 million in the Company’s Lehigh/Central PA reportable segment, 14 properties totaling 919,000 square feet with a net book value of $90.1 million in the Company’s South reportable segment, two properties totaling 92,000 square feet with a net book value of $6.2 million in the Company’s Northeast — Other reportable segment, and one property totaling 552,000 square feet with a net book value of $21.5 million in the Company’s Central reportable segment that were sold and held for sale during the three months ended March 31, 2011.
Interest expense is allocated to discontinued operations. The allocation of interest expense to discontinued operations was based on the ratio of net assets sold (without continuing involvement) to the sum of total net assets plus consolidated debt.
Asset Impairment
During the years ended December 31, 2010, 2009 and 2008, the Company recognized impairment losses of $957,000, $9.5 million (Excludes $94.5 million impairment charges recognized in 2009 related to investments in unconsolidated joint ventures and goodwill. See Note 2.) and $3.1 million, respectively. The impairment losses are for operating properties or land parcels and were in the reportable segments and for the amounts as indicated below (amounts in thousands):

Reportable	Year Ended December 31,
Segment	2010		2009	2008
Southeastern PA	$(52	)(1)	$—	$957
Lehigh/Central PA	—		113	—
Northeast — Other	—		1,138	—
Central	511		837	1,490
South	121		4,284	629
Metro	377		3,137	—

Total	$957		$9,509	$3,076

(1)	Represents recovery of estimated sales costs on properties sold.
Impairment losses of $327,000 were recognized in the fourth quarter of 2010.
For the year ended December 31, 2010, $579,000 in impairments related to properties sold were included in the caption discontinued operations in the Company’s consolidated statement of operations and $378,000 in impairments were included in the caption impairment charges — investment in unconsolidated joint ventures and other in the Company’s consolidated statement of operations. For the year ended December 31, 2009, $5.8 million in impairments related to properties sold were included in the caption discontinued operations in the Company’s consolidated statement of operations and $3.7 million in impairment was included in the caption impairment charges — investment in unconsolidated joint ventures and other in the Company’s consolidated statement of operations. For the year ended December 31, 2008, $3.1 million in impairment related to properties sold was included in the caption discontinued operations in the Company’s statement of operations. The Company determined these impairments through a comparison of the aggregate future cash flows (including quoted offer prices) to be generated by the properties to the carrying value of the properties. The Company has evaluated each of the properties and land held for development and has determined that there are no additional valuation adjustments necessary at December 31, 2010.